Provisions for Legal Proceedings (Details) - Schedule of Changes in Provisions - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Labor - Changes in provisions [Member]
Provisions for Legal Proceedings (Details) - Schedule of Changes in Provisions [Line Items]
Balance	$ 99,270	$ 96,551	$ 128,050
Additions, reversals and changes in estimates	60,835	47,771	62,926
Payments	(69,450)	(61,399)	(91,134)
Indexation	9,654	9,622	4,974
Exchange rate variation	7,695	6,725	(8,265)
Balance	108,004	99,270	96,551
Civil - Changes in Provisions [Member]
Provisions for Legal Proceedings (Details) - Schedule of Changes in Provisions [Line Items]
Balance	222,800	281,135	265,955
Additions, reversals and changes in estimates	143,009	106,831	760,767
Payments	(114,340)	(172,299)	(729,084)
Indexation	14,992	4,329	6,150
Exchange rate variation	4,528	2,804	(22,653)
Balance	270,989	222,800	281,135
Tax and Social - Changes in provisions [Member]
Provisions for Legal Proceedings (Details) - Schedule of Changes in Provisions [Line Items]
Balance	105,420	100,379	88,084
Additions, reversals and changes in estimates	4,773	(9,383)	15,485
Payments	(704)	(3,018)	(2,304)
Indexation	16,227	10,540	4,139
Exchange rate variation	8,684	6,902	(5,025)
Balance	134,400	105,420	100,379
Brazil [Member] | Labor - Changes in provisions [Member]
Provisions for Legal Proceedings (Details) - Schedule of Changes in Provisions [Line Items]
Balance	99,187	96,512	128,021
Additions, reversals and changes in estimates	61,302	47,500	36,412
Payments	(68,781)	(61,130)	(61,794)
Indexation	9,864	18,618	2,320
Exchange rate variation	6,368	(2,314)	(8,447)
Balance	107,940	99,187	96,512
Brazil [Member] | Civil - Changes in Provisions [Member]
Provisions for Legal Proceedings (Details) - Schedule of Changes in Provisions [Line Items]
Balance	48,539	41,291	55,854
Additions, reversals and changes in estimates	28,407	5,377	(5,570)
Payments	(21,032)	(5,231)	(6,677)
Indexation	14,234	4,325	5,999
Exchange rate variation	3,354	2,777	(8,315)
Balance	73,502	48,539	41,291
Brazil [Member] | Tax and Social - Changes in provisions [Member]
Provisions for Legal Proceedings (Details) - Schedule of Changes in Provisions [Line Items]
Balance	104,126	99,621	86,805
Additions, reversals and changes in estimates	4,514	(9,671)	16,973
Payments	(603)	(3,018)	(2,418)
Indexation	14,085	10,501	4,492
Exchange rate variation	10,884	6,693	(6,231)
Balance	133,006	104,126	99,621
Other jurisdictions [Member] | Labor - Changes in provisions [Member]
Provisions for Legal Proceedings (Details) - Schedule of Changes in Provisions [Line Items]
Balance	83	39	29
Additions, reversals and changes in estimates	(467)	271	(2,486)
Payments	(669)	(269)	(340)
Indexation	(210)	(8,996)	2,654
Exchange rate variation	1,327	9,039	182
Balance	64	83	39
Other jurisdictions [Member] | Civil - Changes in Provisions [Member]
Provisions for Legal Proceedings (Details) - Schedule of Changes in Provisions [Line Items]
Balance	22	6	77
Additions, reversals and changes in estimates	1,102	8
Payments	(3,008)	(23)
Indexation	758	4	151
Exchange rate variation	1,174	27	(222)
Balance	48	22	6
Other jurisdictions [Member] | Tax and Social - Changes in provisions [Member]
Provisions for Legal Proceedings (Details) - Schedule of Changes in Provisions [Line Items]
Balance	1,294	758	1,279
Additions, reversals and changes in estimates	259	288	(1,488)
Payments	(101)		114
Indexation	2,142	39	(353)
Exchange rate variation	(2,200)	209	1,206
Balance	1,394	1,294	758
JBS USA [Member] | Labor - Changes in provisions [Member]
Provisions for Legal Proceedings (Details) - Schedule of Changes in Provisions [Line Items]
Balance
Additions, reversals and changes in estimates			29,000
Payments			(29,000)
Indexation
Exchange rate variation
Balance
JBS USA [Member] | Civil - Changes in Provisions [Member]
Provisions for Legal Proceedings (Details) - Schedule of Changes in Provisions [Line Items]
Balance	174,239	239,838	210,024
Additions, reversals and changes in estimates	113,500	101,446	766,337
Payments	(90,300)	(167,045)	(722,407)
Indexation
Exchange rate variation			(14,116)
Balance	$ 197,439	$ 174,239	$ 239,838